Stock-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Equity Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	12,749,000
Granted (in shares)	2,348,000
Forfeited or expired (in shares)	(1,186,000)
Outstanding, ending balance (in shares)	13,476,000	12,749,000
Exercisable, ending balance (in shares)	4,954,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, beginning balance (in dollars per share)	$ 7.66
Granted (in dollars per share)
Forfeited or expired (in dollars per share)
Outstanding, ending balance (in dollars per share)	8.15	$ 7.66
Exercisable, ending balance (in dollars per share)	$ 7.76
Outstanding, Weighted Average Remaining Contractual Term (Years)	7 years 1 month 20 days	8 years
Exercisable, Weighted Average Remaining Contractual Term (Years)	6 years 7 months 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(435,000)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Exercised or converted (in shares)		7,333	100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 10.00	$ 7.95	$ 8.47
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 1,594	$ 2,193	$ 40